Advances for Vessels Acquisitions-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 21, 2010	Jan. 28, 2011	Dec. 31, 2013	Apr. 20, 2011	Dec. 31, 2012	Dec. 31, 2011
Sale Leaseback Transaction, Other Information	The newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi were delivered to the Company on January 14, 2014, March 14, 2014 and April 28, 2014, respectively. At the same time, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to MSC Azov, MSC Ajaccio and MSC Amalfi, by entering into a ten-year sale and leaseback transaction for each vessel upon their respective deliveries.
Transferred to Vessels, net				(689,112)
Adele Shipping Co, Bastian Shipping Co Cadence Shipping Co [Member]
Capacity of Vessels		9,403
Vessels under construction cost		95,080
Sale Leaseback Transaction, Other Information	The Company agreed with a financial institution to refinance the then outstanding balance of the loan relating to MSC Azov, MSC Ajaccio and MSC Amalfi, under a ten-year sale and leaseback transaction. Under the sale and leaseback transaction, the vessels were chartered back to the Company on a bareboat basis and remained on time charter with its initial time charterer
Number of future contracted acquisitions		3
Jodie Shipping Co (S4010), Kayley Shipping Co (S4011) [Member]
Capacity of Vessels			8,827
Contracted time charter period			10 years
Number of future contracted acquisitions			2
Jodie Shipping Co. (S4010) - MSC Athens (Hull 4010) [Member]
Delivery date				March 14, 2013
Kayley Shipping Co. (S4011) - MSC Athos (Hull 4011) [Member]
Delivery date				April 8, 2013
MSC Athens (Hull S4010) and MSC Athos (Hull S4011) [Member]
Transferred to Vessels, net				196,675
Adele Shipping Co. - MSC Azov (Hull 1068A) [Member]
Delivery date	January 14, 2014
Bastian Shipping Co. - MSC Ajaccio (Hull 1069A) [Member]
Delivery date	March 14, 2014
Cadence Shipping Co. - MSC Amalfi (Hull 1070A) [Member]
Delivery date	April 28, 2014
Undine Shipping Co, Terance Shipping Co, Quentin Shipping Co, Raymond Shipping Co, Sander Shipping Co [Member]
Capacity of Vessels					8,827
Number of future contracted acquisitions					5
Quentin Shipping Co. - Valor (Hull S4020) [Member]
Delivery date				June 3, 2013
Raymond Shipping Co. - Value (Hull S4021) [Member]
Delivery date				June 25, 2013
Sander Shipping Co. - Valiant (Hull S4022) [Member]
Delivery date				August 5, 2013
Terance Shipping Co. - Valence (Hull S4023) [Member]
Delivery date				September 2, 2013
Undine Shipping Co. - Vantage (Hull S4024) [Member]
Delivery date				November 8, 2013
Valor, Value, Valiant, Valence and Vantage [Member]
Transferred to Vessels, net				492,437
Ten newbuild vessels [Member]
Vessels under construction cost	953,873
Pre-delivery installments paid during the reporting period	$ 57,048			572,496		$ 181,198	$ 143,131